CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2015
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

        Cash and cash equivalents as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Cash	3,617	3,268	44.8
Cash equivalents:
Bank deposits	9,775	14,775	202.8
Investments in money market funds	4,253	6,195	85.0

Total cash and cash equivalents	17,645	24,238	332.6

Accounts Receivable, Net

        Accounts receivable as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Trade receivables	3,835	5,881	80.6
Allowance for doubtful accounts	(132)	(295)	(4.0)

Total accounts receivable, net	3,703	5,586	76.6

        Movements in the allowance for doubtful accounts are as follows:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	75	73	132	1.8
Charges to expenses	21	75	182	2.5
Utilization	(23)	(16)	(19)	(0.3)

Balance at the end of the period	73	132	295	4.0

Other Current Assets

        Other current assets as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Interest receivable	1,811	1,277	17.5
VAT reclaimable	866	1,002	13.7
Restricted cash	565	857	11.8
Loans to employees	205	264	3.6
Other	289	435	6.0

Total other current assets	3,736	3,835	52.6

        Restricted cash as of December 31, 2014 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of KinoPoisk and KitLocate Ltd. to be released to the founders in 2015 in the amount of RUB 169 and RUB 92, respectively (Note 4) and other cash restricted on guarantee and pledge accounts for RUB 304. Restricted cash as of December 31, 2015 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of Auto.ru to be released to the founders in 2016 in the amount of RUB 510 ($7.0), pledged cash in customs in the amount of RUB 335 ($4.6) and other restricted cash in the total amount of RUB 12 ($0.2).

Restricted Cash, Non-current

        Non-current restricted cash as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Related to the acquisition of Auto.ru (Note 4)	788	510	7.0
Related to the acquisition of KitLocate (Note 4)	119	—	—
Other	25	23	0.3

Total restricted cash, non-current	932	533	7.3

Other Non-current Assets

        Other non-current assets as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Loans to employees	563	758	10.4
Loans granted	430	620	8.5
Interest receivable	332	10	0.1
VAT reclaimable	278	—	—
Other receivables	2	4	0.1

Total other non-current assets	1,605	1,392	19.1

Investments in Debt Securities

        Investments in debt securities as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Credit-linked notes	—	2,915	40.0
Russian government bonds	567	—	—
Russian corporate bonds	2,557	—	—

Total investments in debt securities	3,124	2,915	40.0

Investments in Non-Marketable Equity Securities

        Investments in non-marketable equity securities as of December 31, 2014 and 2015 consisted of the following:

	2014	2015	2015
	RUB	RUB	$
Yandex.Money (Note 4)	631	700	9.6
Other	240	422	5.8

Total investments in non-marketable equity securities	871	1,122	15.4

        The Company exercises significant influence over Yandex.Money with 25% ownership interest in the entity and accordingly accounts for its investment under the equity method. The Company records its share of the results of the investee in the amount of income of RUB 48 and income of RUB 98 ($1.3) for the years ended December 31, 2014 and 2015, respectively, within the other income, net line in the consolidated statements of income.

Accounts Payable and Accrued Liabilities

        Accounts payable and accrued liabilities as of December 31, 2014 and 2015 comprise the following:

	2014	2015	2015
	RUB	RUB	$
Trade accounts payable and accrued liabilities	4,449	6,015	82.5
Salary and other compensation expenses payable/accrued to employees	604	979	13.5

Total accounts payable and accrued liabilities	5,053	6,994	96.0

Other Income, Net

        The following table presents the components of other income, net for the periods presented:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Foreign exchange gains	139	6,553	1,903	26.1
Gain from sale of equity securities/subsidiaries	2,137	—	—	—
Gain from repurchases of convertible debt	—	548	310	4.3
Impairment of investments in equity securities	—	(700)	—	—
Other	(117)	(105)	46	0.6

Total other income, net	2,159	6,296	2,259	31.0

        In the year ended December 31, 2014, the Company identified certain adverse external and internal events indicating that the decline in fair value of its investment in Blekko Inc. is now other-than-temporary and recorded an impairment charge of RUB 700 within the other income, net line on the consolidated statements of income. In the year ended December 31, 2015, the Company has disposed Blekko Inc.'s assets at a gain of RUB 46 ($0.6).

Reclassifications Out of Accumulated Other Comprehensive Income

        Reclassifications of losses out of accumulated other comprehensive income for the years ended December 31, 2013, 2014 and 2015 were as follows:

	Location	2013	2014	2015
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income, net	54	—	—	—

        For the year ended December 31, 2013, the reclassification resulted from the sale of a 75% less one ruble interest in the charter capital of Yandex.Money (Note 4).